Subordinated Borrowings - Summary of Subordinated Borrowings (Parenthetical) (Detail) € in Millions, $ in Millions	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Oct. 22, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Apr. 11, 2018 USD ($)
USD 800 million fixed floating subordinated notes [member]
Disclosure of subordinated liabilities [Line Items]
Fixed floating subordinated notes		$ 800				$ 800
USD 800 million fixed floating subordinated notes [member] | Aegon N.V [member]
Disclosure of subordinated liabilities [Line Items]
Fixed floating subordinated notes		800			$ 800	$ 800
EUR 700 million fixed floating subordinated notes [member]
Disclosure of subordinated liabilities [Line Items]
Fixed floating subordinated notes | €	€ 700
EUR 700 million fixed floating subordinated notes [member] | Aegon N.V [member]
Disclosure of subordinated liabilities [Line Items]
Fixed floating subordinated notes | €	€ 700			€ 700
USD 925 million fixed subordinated notes [member]
Disclosure of subordinated liabilities [Line Items]
Fixed floating subordinated notes		$ 925	$ 925		$ 925